INCOME TAXES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Accounts receivable, net	$ 13	$ 43
Property and equipment, net	18	114
Capitalized software and intangibles	16	37
Accounts payable and accrued expenses	6,776	7,415
Accrued litigation settlement	0	45,480
Deferred revenue	6,030	5,263
Deferred rent and other	620	402
Redeemable warrant and embedded derivative liabilities	4,796	0
Foreign deferreds	1,706	84
Stock-based compensation	1,793	1,213
Capital loss carryforwards	2,051	2,029
Tax credit carryforwards	418	296
Net operating loss carryforwards	73,027	22,466
Gross deferred income tax assets	97,264	84,842
Valuation allowance for deferred income tax assets	(90,902)	(84,758)
Net deferred income tax assets	6,362	84
Deferred income tax liabilities:
Debt financing interest and fees	(5,759)	0
Deferred income tax liability - foreign	(8)	(9)
Net deferred tax assets	$ 595	$ 75